Average Annual Total Returns - Class N - NICHOLAS LTD EDITION INC	Jan. 29, 2021
RussellTwoThousandGrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
RussellTwoThousandIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
10 Years	11.20%
MorningstarSmallCapGrowthCategoryreflectsnodeductionfortaxes [Member]
Average Annual Return:
1 Year	38.68%
5 Years	17.76%
10 Years	13.69%
Class N
Average Annual Return:
1 Year	22.48%
5 Years	15.51%
10 Years	12.18%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	20.94%
5 Years	13.36%
10 Years	10.26%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.40%
5 Years	11.98%
10 Years	9.56%